Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 21, 2017
Supplement [Text Block]	world_SupplementTextBlock	Vanguard Telecommunication Services Index Fund Vanguard Consumer Discretionary Index Fund Vanguard Information Technology Index Fund

Supplement to the Prospectus and Summary Prospectuses Dated December 21, 2017

On November 15, 2017, S&P Dow Jones Indices and MSCI Inc. announced upcoming changes to the target indexes tracked by Vanguard Telecommunication Services Index Fund, Vanguard Consumer Discretionary Index Fund, and Vanguard Information Technology Index Fund (collectively, the “Funds”). MSCI has not yet determined the specific effective date for its changes, but Vanguard expects that they will take effect in the latter half of 2018.

New Target Indexes and New Fund Name

To effect these changes, the Funds will begin tracking the transition indexes listed in the table below, on an interim basis, in the first phase of a two-phased index change previously approved by the board of trustees of Vanguard World Fund (the “Board”). The Funds will track these custom transition indexes until the pending MSCI changes take effect, at which point the Funds will resume tracking their applicable MSCI target indexes, also shown in the table below, to complete the second phase. The two-phased approach is intended to enable the Funds’ advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings in a manner that has the least impact on Fund shareholders.

Additionally, the Board has approved renaming Vanguard Telecommunication Services Index Fund as Vanguard Communication Services Index Fund.

Custom MSCI
Vanguard Fund	Current Target Index	Transition Index	MSCI Target Index
Telecommunication	MSCI US Investable	MSCI US Investable	MSCI US Investable
Services Index Fund	Market Communication	Market Communication	Market
(will be renamed	Services 25/50 Index	Services 25/50	Communication
Communication		Transition Index	Services 25/50 Index
Services Index Fund)
Consumer		MSCI US Investable	MSCI US Investable
MSCI US Investable
Discretionary Index	Market Consumer	Market Consumer	Market Consumer
Fund	Discretionary 25/50	Discretionary 25/50	Discretionary 25/50
	Index	Transition Index	Index
Information	MSCI US Investable	MSCI US Investable	MSCI US Investable
Technology Index	Market Information	Market Information	Market Information
Fund	Technology 25/50	Technology 25/50	Technology 25/50
	Index	Transition Index	Index

The Funds are expected to implement the transition indexes and name change in the second quarter of 2018. To protect the Funds from the potential of harmful “front running” by traders, the exact timing of the index changes (and the related name change) will not be disclosed to investors. In the meantime, the Funds will continue seeking to track their current indexes.

The adjustments to each Fund’s portfolio holdings are expected to result in modest, temporary increases in each Fund’s transaction costs and turnover rate. It is important to note that actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments. These changes are not expected to increase the Funds’ expense ratios or result in material amounts of capital gains distributions.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 5483 032018

Vanguard Telecommunication Services Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	world_SupplementTextBlock	Vanguard Telecommunication Services Index Fund Vanguard Consumer Discretionary Index Fund Vanguard Information Technology Index Fund

Vanguard Telecommunication Services Index Fund

Supplement to the Prospectus and Summary Prospectuses Dated December 21, 2017

On November 15, 2017, S&P Dow Jones Indices and MSCI Inc. announced upcoming changes to the target indexes tracked by Vanguard Telecommunication Services Index Fund, Vanguard Consumer Discretionary Index Fund, and Vanguard Information Technology Index Fund (collectively, the “Funds”). MSCI has not yet determined the specific effective date for its changes, but Vanguard expects that they will take effect in the latter half of 2018.

New Target Indexes and New Fund Name

To effect these changes, the Funds will begin tracking the transition indexes listed in the table below, on an interim basis, in the first phase of a two-phased index change previously approved by the board of trustees of Vanguard World Fund (the “Board”). The Funds will track these custom transition indexes until the pending MSCI changes take effect, at which point the Funds will resume tracking their applicable MSCI target indexes, also shown in the table below, to complete the second phase. The two-phased approach is intended to enable the Funds’ advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings in a manner that has the least impact on Fund shareholders.

Additionally, the Board has approved renaming Vanguard Telecommunication Services Index Fund as Vanguard Communication Services Index Fund.

Custom MSCI
Vanguard Fund	Current Target Index	Transition Index	MSCI Target Index
Telecommunication	MSCI US Investable	MSCI US Investable	MSCI US Investable
Services Index Fund	Market Communication	Market Communication	Market
(will be renamed	Services 25/50 Index	Services 25/50	Communication
Communication		Transition Index	Services 25/50 Index
Services Index Fund)

The Funds are expected to implement the transition indexes and name change in the second quarter of 2018. To protect the Funds from the potential of harmful “front running” by traders, the exact timing of the index changes (and the related name change) will not be disclosed to investors. In the meantime, the Funds will continue seeking to track their current indexes.

The adjustments to each Fund’s portfolio holdings are expected to result in modest, temporary increases in each Fund’s transaction costs and turnover rate. It is important to note that actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments. These changes are not expected to increase the Funds’ expense ratios or result in material amounts of capital gains distributions.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 5483 032018

Vanguard Consumer Discretionary Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	world_SupplementTextBlock	Vanguard Telecommunication Services Index Fund Vanguard Consumer Discretionary Index Fund Vanguard Information Technology Index Fund

Vanguard Consumer Discretionary Index Fund

Supplement to the Prospectus and Summary Prospectuses Dated December 21, 2017

On November 15, 2017, S&P Dow Jones Indices and MSCI Inc. announced upcoming changes to the target indexes tracked by Vanguard Telecommunication Services Index Fund, Vanguard Consumer Discretionary Index Fund, and Vanguard Information Technology Index Fund (collectively, the “Funds”). MSCI has not yet determined the specific effective date for its changes, but Vanguard expects that they will take effect in the latter half of 2018.

New Target Indexes and New Fund Name

To effect these changes, the Funds will begin tracking the transition indexes listed in the table below, on an interim basis, in the first phase of a two-phased index change previously approved by the board of trustees of Vanguard World Fund (the “Board”). The Funds will track these custom transition indexes until the pending MSCI changes take effect, at which point the Funds will resume tracking their applicable MSCI target indexes, also shown in the table below, to complete the second phase. The two-phased approach is intended to enable the Funds’ advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings in a manner that has the least impact on Fund shareholders.

Custom MSCI
Vanguard Fund	Current Target Index	Transition Index	MSCI Target Index
Consumer		MSCI US Investable	MSCI US Investable
MSCI US Investable
Discretionary Index	Market Consumer	Market Consumer	Market Consumer
Fund	Discretionary 25/50	Discretionary 25/50	Discretionary 25/50
	Index	Transition Index	Index

The Funds are expected to implement the transition indexes and name change in the second quarter of 2018. To protect the Funds from the potential of harmful “front running” by traders, the exact timing of the index changes (and the related name change) will not be disclosed to investors. In the meantime, the Funds will continue seeking to track their current indexes.

The adjustments to each Fund’s portfolio holdings are expected to result in modest, temporary increases in each Fund’s transaction costs and turnover rate. It is important to note that actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments. These changes are not expected to increase the Funds’ expense ratios or result in material amounts of capital gains distributions.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 5483 032018

Vanguard Information Technology Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	world_SupplementTextBlock	Vanguard Telecommunication Services Index Fund Vanguard Consumer Discretionary Index Fund Vanguard Information Technology Index Fund

Vanguard Information Technology Index Fund

Supplement to the Prospectus and Summary Prospectuses Dated December 21, 2017

On November 15, 2017, S&P Dow Jones Indices and MSCI Inc. announced upcoming changes to the target indexes tracked by Vanguard Telecommunication Services Index Fund, Vanguard Consumer Discretionary Index Fund, and Vanguard Information Technology Index Fund (collectively, the “Funds”). MSCI has not yet determined the specific effective date for its changes, but Vanguard expects that they will take effect in the latter half of 2018.

New Target Indexes and New Fund Name

To effect these changes, the Funds will begin tracking the transition indexes listed in the table below, on an interim basis, in the first phase of a two-phased index change previously approved by the board of trustees of Vanguard World Fund (the “Board”). The Funds will track these custom transition indexes until the pending MSCI changes take effect, at which point the Funds will resume tracking their applicable MSCI target indexes, also shown in the table below, to complete the second phase. The two-phased approach is intended to enable the Funds’ advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings in a manner that has the least impact on Fund shareholders.

Custom MSCI
Vanguard Fund	Current Target Index	Transition Index	MSCI Target Index
Information	MSCI US Investable	MSCI US Investable	MSCI US Investable
Technology Index	Market Information	Market Information	Market Information
Fund	Technology 25/50	Technology 25/50	Technology 25/50
	Index	Transition Index	Index

The Funds are expected to implement the transition indexes and name change in the second quarter of 2018. To protect the Funds from the potential of harmful “front running” by traders, the exact timing of the index changes (and the related name change) will not be disclosed to investors. In the meantime, the Funds will continue seeking to track their current indexes.

The adjustments to each Fund’s portfolio holdings are expected to result in modest, temporary increases in each Fund’s transaction costs and turnover rate. It is important to note that actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments. These changes are not expected to increase the Funds’ expense ratios or result in material amounts of capital gains distributions.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 5483 032018